Hedge Accounting - Schedule of hedging instruments on the statement of financial position (Details) pure in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of hedging instruments on the statement of financial position [Abstract]
Foreign exchange forwards contracts, notional amount	55,000	97,000
Foreign exchange forwards contracts, carrying amount	$ 6,183	$ 2,246
Foreign exchange forwards contracts, Line item in the statement of financial position	Other receivables and prepaid expenses	Other receivables and prepaid expenses